UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          ---------------------------------
Address:  325 N. LaSalle Street
          ---------------------------------
          Suite 645
          ---------------------------------
          Chicago, IL  60654
          ---------------------------------

13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jonathan M. Mohrhardt    Chicago, IL              May 11, 2010
    -------------------      -------------------      ------------------
          [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        88
                                            ---------------------
Form 13F Information Table Value Total:                   301,152
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP   (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
ADVENT CLAYMORE CV SECS & IN        COM        00764C109    752        44,784    SH            SOLE               44,784
AFFLIATED MANAGERS GROUP            COM        008252108    956        12,100    SH            SOLE               12,100
ALLIANCEBERNSTEIN INCOME FUN        COM        01881E101   3,541      435,060    SH            SOLE              435,060
BARCLAYS BK PLC               IPATH SHRT ETN   06740C527   3,415      162,552    SH            SOLE              162,552
BLACKROCK DEFINED OPPRTY CR         COM        09255Q105    958        74,389    SH            SOLE               74,389
BLACKROCK HIGH YIELD TR         SH BEN INT     09248N102    323        50,200    SH            SOLE               50,200
BLUE CHIP VALUE FD INC              COM        095333100   1,826      551,705    SH            SOLE              551,705
BOULDER GROWTH & INCOME FD I        COM        101507101   3,853      607,656    SH            SOLE              607,656
BOULDER TOTAL RETURN FD INC         COM        101541100   3,757      253,002    SH            SOLE              253,002
CALAMOS CONV & HIGH INCOME F      COM SHS      12811P108   3,247      264,385    SH            SOLE              264,385
CALAMOS GBL DYN INCOME FUND         COM        12811L107    454        56,352    SH            SOLE               56,352
CALAMOS STRATEGIC TOTL RETN   COM SH BEN INT   128125101   3,669      400,943    SH            SOLE              400,943
CENTRAL EUROPE & RUSSIA FD I        COM        153436100   2,735       76,441    SH            SOLE               76,441
CHINA FD INC                        COM        169373107   2,446       87,644    SH            SOLE               87,644
CLAYMORE DIVID & INCOME FD          COM        18385J105    336        23,924    SH            SOLE               23,924
CLOUGH GLOBAL EQUITY FD             COM        18914C100   5,812      405,597    SH            SOLE              405,597
CLOUGH GLOBAL OPPORTUNITIES     SH BEN INT     18914E106  12,243      938,884    SH            SOLE              938,884
CORNERSTONE PROGRESSIVE RTN         COM        21925C101    92         12,382    SH            SOLE               12,382
CUSHING MLP TOTAL RETURN FD       COM SHS      231631102    487        53,500    SH            SOLE               53,500
DCA TOTAL RETURN FUND               COM        233066109    47         16,100    SH            SOLE               16,100
DCW TOTAL RETURN FD                 COM        23317C103    468        95,454    SH            SOLE               95,454
DIAMOND HILL FINL TRNDS FD I        COM        25264C101   1,379      148,634    SH            SOLE              148,634
DOW 30SM ENHANCED PREM & INC        COM        260537105    624        58,716    SH            SOLE               58,716
DREYFUS HIGH YIELD STRATEGIES   SH BEN INT     26200S101    81         18,700    SH            SOLE               18,700
DTF TAX-FREE INCOME INC             COM        23334J107    952        63,972    SH            SOLE               63,972
DWS DREMAN VAL INCOME EDGE F      COM NEW      23339M204   7,869      607,610    SH            SOLE              607,610
DWS GLOBAL COMMODITIES STK F        COM        23338Y100    898       107,485    SH            SOLE              107,485
DWS RREEF REAL ESTATE FD II         COM        23338X102    587       448,063    SH            SOLE              448,063
DWS RREEF REAL ESTATE FD INC        COM        233384106    384        84,482    SH            SOLE               84,482
EAGLE CAP GROWTH FD INC             COM        269451100    389        60,898    SH            SOLE               60,898

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP   (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
EATON VANCE NATL MUN OPPORT       COM SHS      27829L105    393        19,384    SH            SOLE               19,384
EATON VANCE SR INCOME TR        SH BEN INT     27826S103   1,341      194,028    SH            SOLE              194,028
EVERGREEN UTLS & HIGH INCM F        COM        30034Q109    396        32,765    SH            SOLE               32,765
FIRST OPPORTUNITY FD INC            COM        33587T108   1,133      160,917    SH            SOLE              160,917
FIRST TR FOUR CRNRS SR FLT R      COM SHS      33733Q107   1,831      142,031    SH            SOLE              142,031
FIRST TR/FOUR CRNRS SR FLOAT        COM        33733U108   9,368      711,855    SH            SOLE              711,855
GABELLI DIVID & INCOME TR           COM        36242H104   6,118      444,654    SH            SOLE              444,654
GENERAL AMERN INVS INC              COM        368802104   2,295       92,621    SH            SOLE               92,621
H & Q LIFE SCIENCES INVS        SH BEN INT     404053100   6,354      618,048    SH            SOLE              618,048
HIGHLAND CR STRATEGIES FD           COM        43005Q107    949       120,117    SH            SOLE              120,117
INVESTMENT GRADE MUN INCOME         COM        461368102    940        65,162    SH            SOLE               65,162
                                  S&P NTL
ISHARES TR                        AMTFREE      464288414    946        9,157     SH            SOLE               9,157
ISHARES TR INDEX              MSCI EMERG MKT   464287234   7,912      187,839    SH            SOLE              187,839
ISHARES TR INDEX              BARCLYS TIPS BD  464287176   5,621       54,100    SH            SOLE               54,100
ISHARES TR INDEX              RUSSELL1000GRW   464287614   3,145       60,537    SH            SOLE               60,537
ISHARES TR INDEX               MSCI EAFE IDX   464287465   2,799       50,000    SH            SOLE               50,000
JOHN HANCOCK BK & THRIFT OPP  SH BEN INT NEW   409735206    334        19,878    SH            SOLE               19,878
KAYNE ANDERSON MLP INVSMNT C        COM        486606106   2,501       93,105    SH            SOLE               93,105
LEGG MASON INC                      COM        524901105    336        11,736    SH            SOLE               11,736
LIBERTY ALL STAR EQUITY FD      SH BEN INT     530158104  19,014     4,011,324   SH            SOLE             4,011,324
LIBERTY ALL-STAR GROWTH FD I        COM        529900102   1,252      334,729    SH            SOLE              334,729
LMP CAP & INCOME FD INC             COM        50208A102   9,589      891,189    SH            SOLE              891,189
LMP CORPORATE LN FD INC             COM        50208B100   2,327      206,100    SH            SOLE              206,100
MACQUARIE GLBL INFRA TOTL RE        COM        55608D101   3,277      205,588    SH            SOLE              205,588
MONTGOMERY STR INCOME SECS I        COM        614115103   2,176      141,109    SH            SOLE              141,109
MORGAN STANLEY EM MKTS DM DE        COM        617477104   3,819      256,414    SH            SOLE              256,414
NASDAQ PREM INCM & GRW FD IN        COM        63110R105    435        31,297    SH            SOLE               31,297
NEUBERGER BERMAN CA INT MUN         COM        64123C101    330        24,251    SH            SOLE               24,251
NFJ DIVID INT & PREM STRTGY       COM SHS      65337H109  21,102     1,333,857   SH            SOLE             1,333,857
NUVEEN FLOATING RATE INCOME         COM        67072T108   1,211      101,417    SH            SOLE              101,417

                                                             FORM 13F INFORMATION TABLE
ITEM 1                             ITEM 2        ITEM 3    ITEM 4         ITEM 5              ITEM 6     ITEM 7       ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHARES OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS         CUSIP   (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                    -------      ---------  -------    --------    ---  ----  ----------  --------  ----  -----  ----
NUVEEN INSD MUN OPPORTUNITY         COM        670984103    465        33,430    SH            SOLE               33,430
NUVEEN MULTI STRAT INC & GR         COM        67073B106   7,127      905,551    SH            SOLE              905,551
NUVEEN MULTI STRAT INC GR FD      COM SHS      67073D102  13,185     1,596,306   SH            SOLE             1,596,306
NUVEEN PREM INCOME MUN FD 2         COM        67063W102    477        34,715    SH            SOLE               34,715
PIMCO CORPORATE OPP FD              COM        72201B101   1,416       85,682    SH            SOLE               85,682
PIMCO INCOME OPPORTUNITY FD         COM        72202B100   2,311       96,406    SH            SOLE               96,406
POWERSHARES ETF TRUST          FTSE RAFI 1000  73935X583  11,758      227,568    SH            SOLE              227,568
POWERSHARES GLOBAL ETF TRUST    WK VRDO TX FR  73936T433    454        18,177    SH            SOLE               18,177
                                 PSHS ULTSH
PROSHARES TR                       20YRS       74347R297   7,569      155,455    SH            SOLE              155,455
                                 PSHS ULSHT
PROSHARES TR                       SP500       74347R883    940        30,324    SH            SOLE               30,324
PROSHARES TR                   PSHS REAL ESTAT 74347R552    493        81,553    SH            SOLE               81,553
PUTNAM MUN OPPORTUNITIES TR     SH BEN INT     746922103   1,533      133,293    SH            SOLE              133,293
ROYCE VALUE TR INC                  COM        780910105  21,187     1,788,665   SH            SOLE             1,788,665
RYDEX ETF TRUST                  TOP 50 ETF    78355W205  10,238      118,563    SH            SOLE              118,563
SMALL CAP PREM & DIV INCM FD        COM        83165P101    122        12,140    SH            SOLE               12,140
SOURCE CAP INC                      COM        836144105    531        11,433    SH            SOLE               11,433
SPDR SERIES TRUST               BARCLY CNV ETF 78464A359   4,346      111,000    SH            SOLE              111,000
                                 BRCLYS MUNI
SPDR SERIES TRUST                    ETF       78464A458    448        19,734    SH            SOLE               19,734
SPECIAL OPPORTUNITIES FD INC        COM        84741T104   2,172      163,464    SH            SOLE              163,464
SUNAMERICA FCSED ALPHA GRW F        COM        867037103   8,861      610,657    SH            SOLE              610,657
SUNAMERICA FOCUSE ALPHA LC F        COM        867038101   4,369      306,169    SH            SOLE              306,169
TCW STRATEGIC INCOME FUND IN        COM        872340104   6,569     1,394,634   SH            SOLE             1,394,634
TEMPLETON EMERG MKTS INCOME         COM        880192109    531        36,245    SH            SOLE               36,245
TEMPLETON EMERGING MKTS FD I        COM        880191101   1,701       86,017    SH            SOLE               86,017
TORTOISE ENERGY INFRSTRCTR C        COM        89147L100    618        19,648    SH            SOLE               19,648
TRI CONTL CORP                      COM        895436103   4,484      365,476    SH            SOLE              365,476
VIRTUS INVT PARTNERS INC            COM        92828Q109    324        15,555    SH            SOLE               15,555
WESTERN ASSET CLYM INFL OPP         COM        95766R104   3,099      262,585    SH            SOLE              262,585
TOTAL                                                     301,152